Income taxes	12 Months Ended
Mar. 31, 2020
Income taxes
Income taxes

17.  Income taxes

Loss for the year before income taxes is as follows:

	March 31,
	2018	2019	2020
Domestic	(1,481,129)	1,448,942	(316,792)
Foreign operations	(2,513,960)	(2,594,700)	(453,598)
Total	(3,995,089)	(1,145,758)	(770,390)

The major components of income tax expense for the years ended 31 March, 2018, 2019 and 2020 are:

	March 31,
	2018	2019	2020
Current Period	74,583	75,347	46,924
Current income tax expenses	74,583	75,347	46,924
Origination and reversal of temporary differences	(17,696)	(10,865)	22,881
Current year losses for which deferred tax is recognised	—	(16,645)	—
Deferred tax (benefit)/ expense	(17,696)	(27,510)	22,881
Total income tax expenses as reported in statement of profit or loss	56,887	47,837	69,805

Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2018	2019	2020
Loss for the year	(4,051,976)	(1,193,595)	(840,195)
Income tax expense/(reversal)	56,887	47,837	69,805
Loss before income taxes	(3,995,089)	(1,145,758)	(770,390)
Expected tax expense at statutory income tax rate	(769,353)	(631,000)	(37,172)
Non-deductible expenses	107,541	(32,884)	(118,005)
Utilization of previously unrecognised tax losses	(5,342)	(10,463)	—
Recognition of previously unrecognised tax losses	—	—	17,696
Current year losses for which no deferred tax asset was recognized	887,997	638,730	167,129
Change in unrecognised temporary differences	(177,244)	82,109	27,000
Effect of change in tax rate	12,462	1,949	10,339
Others	827	(604)	2,818
	56,887	47,837	69,805

The domicile of the Parent Company is Cayman Islands. The Group's two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 31.20% (March 31, 2019: 26% to 31.20% and March 31, 2018: 25.75% to 34.61%) in India and 17% (March 31, 2019: 17% and March 31, 2018: 17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.